Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
15. Related Party Transactions
One of our subsidiaries had amounts due to the seller of the subsidiary, in a prior transaction unrelated to the merger with UpHealth Holdings, representing contingent consideration, accrued interest, and accrued preferred dividends totaling $4.2 million. The amount was paid in full during the three months ended June 30, 2021.
The subsidiary also has a management agreement with a related party (our chi
e
f financial officer, who is the former shareholder and chairman of the subsidiary). Management fee expenses incurred were approximately $0.1 million and $0.1 million for the three and six months ended June 30, 2021, respectively. Unpaid management fees were $42 thousand at June 30, 2021.
The consulting firm noted in Note 8,
Debt
, is a related party through an officer of the Company, who is also a significant shareholder and a member of our board of directors.
One of our subsidiaries has amounts due to related parties totaling $0.2 million at June 30, 2021. Amounts are noninterest-bearing, nonsecured and payable upon demand.
See Note 8,
Debt
, for related party long-term debt.
See Note 17,
Commitments and Contingencies
, for leases with related parties.

15.	Related-Party Transactions
The Company’s chief financial officer is the former shareholder and chairman of TTC Healthcare, Inc., and the former member-manager of TTC Healthcare Partners, LLC (collectively, TTC), a company that has entered into a tentative merger agreement with Uphealth Holdings, Inc.
The consulting firm noted in Note 17 is a related party through an officer of the Company, who is a significant shareholder of the Company and a member of the Company’s board of directors.
Payments to Related Parties
The Company makes guaranteed payments to related parties. Guaranteed payments aggregated $541,202 for the period November 20, 2020 through December 31, 2020. These amounts are presented in cost of goods and services in the consolidated statement of operations. The Company has unpaid guaranteed payments of $145,558 as of December 31, 2020, which is included in accrued liabilities on the consolidated balance sheet.